DESCRIPTION OF PLAN (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 year
EBP, Description of Plan [Line Items]
Required service period	1 year
Discretionary investment allocation allowed, maximum percentage of contributions	20.00%
Vesting percentage	100.00%
Still employed, participant age for distribution (in year)	70.5